Schedule of investments
Delaware Small Cap Growth Fund	December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.97%♦
Communication Services — 2.33%
Bandwidth Class A †	20,065	$3,083,389
		3,083,389
Consumer Discretionary — 20.05%
Malibu Boats Class A †	21,350	1,333,094
Ollie's Bargain Outlet Holdings †	26,885	2,198,386
Planet Fitness Class A †	69,320	5,381,312
Shake Shack Class A †	54,535	4,623,477
TopBuild †	21,495	3,956,800
Wingstop	26,355	3,493,355
YETI Holdings †	80,526	5,513,615
		26,500,039
Consumer Staples — 8.54%
Boston Beer Class A †	3,436	3,416,380
Freshpet †	18,561	2,635,476
Performance Food Group †	110,052	5,239,576
		11,291,432
Healthcare — 32.70%
1Life Healthcare †	129,965	5,672,972
Blueprint Medicines †	16,320	1,830,288
CRISPR Therapeutics †	6,005	919,426
Inari Medical †	72,567	6,334,373
Invitae †	93,786	3,921,193
iRhythm Technologies †	17,581	4,170,389
Pacira BioSciences †	74,314	4,446,950
PetIQ †	4,840	186,098
Progyny †	142,295	6,031,885
Quanterix †	101,536	4,721,424
Repligen †	25,965	4,975,673
		43,210,671
Industrials — 6.57%
SiteOne Landscape Supply †	27,375	4,342,496
Trex †	51,788	4,335,692
		8,678,188
Information Technology — 29.78%
Bill.com Holdings †	25,825	3,525,113
Everbridge †	20,109	2,997,649
Flex †	165,405	2,973,982
Globant †	16,540	3,599,269
Lattice Semiconductor †	97,420	4,463,784
Medallia †	118,330	3,930,923
NQ-016 [12/20] 2/21 (1511515)    1

Schedule of investments
Delaware Small Cap Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Rapid7 †	52,171	$4,703,737
Shift4 Payments Class A †	80,775	6,090,435
Sprout Social Class A †	74,445	3,380,547
Varonis Systems †	22,515	3,683,679
		39,349,118
Total Common Stock (cost $86,980,589)		132,112,837
Total Value of Securities—99.97% (cost $86,980,589)		132,112,837

Receivables and Other Assets Net of Liabilities—0.03%		34,850
Net Assets Applicable to 7,479,934 Shares Outstanding—100.00%		$132,147,687
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
2    NQ-016 [12/20] 2/21 (1511515)